Exploration and Evaluation Assets (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 5,428,000	$ 5,398,000
Prairie Creek Mine Property [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Ownership Percentage In Property	100.00%
Net Smelter Royalty Return Percentage	1.20%
Intangible exploration and evaluation assets	$ 30,000	0
Central New found land Properties [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Ownership Percentage In Property	100.00%
Intangible exploration and evaluation assets	$ 5,398,000	$ 5,398,000
Prairie Creek Mine asset [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	89,868,000
Central New found land Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 7,406,000